Sale Leaseback (Tables)	12 Months Ended
Dec. 31, 2016
Sale Leaseback [Abstract]
Schedule of minimum payments for lease

Total lease payment	$3,767,313
Less: imputed interest and principal	(160,923)
Total sale leaseback obligation as of December 31, 2016	3,606,390
Less: current portion of sale leaseback obligation	(1,931,076)
Long term payable - sale leaseback as of December 31, 2016	$1,675,314

Schedule of future obligations for payments of sale leaseback
Twelve months ended December 31,
2017	$1,931,076
2018	1,675,314
Thereafter	-
Total	$3,606,390